Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
July 31, 2022
MCS-K6-NPRT1-0922
1.9893887.103
Common Stocks - 93.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.0%
Entertainment - 0.9%
Endeavor Group Holdings, Inc. (a)(b)	165,207	3,765,068
Warner Music Group Corp. Class A	61,114	1,833,420
		5,598,488
Media - 1.1%
Interpublic Group of Companies, Inc.	188,328	5,625,357
Liberty Media Corp. Liberty Media Class A (a)	12,398	768,552
		6,393,909
TOTAL COMMUNICATION SERVICES		11,992,397
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	209,100	1,863,081
Aptiv PLC (a)	18,300	1,919,487
Magna International, Inc. Class A (sub. vtg.)	19,130	1,221,553
		5,004,121
Automobiles - 0.1%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	108,542	632,361
Hotels, Restaurants & Leisure - 2.3%
Caesars Entertainment, Inc. (a)	36,754	1,679,290
Churchill Downs, Inc.	23,294	4,887,081
Domino's Pizza, Inc.	3,700	1,450,807
Wyndham Hotels & Resorts, Inc.	85,464	5,932,056
		13,949,234
Household Durables - 1.5%
D.R. Horton, Inc.	44,292	3,456,105
Mohawk Industries, Inc. (a)	19,671	2,527,330
NVR, Inc. (a)	708	3,110,315
		9,093,750
Internet & Direct Marketing Retail - 0.5%
Coupang, Inc. Class A (a)(b)	161,182	2,786,837
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	47,793	453,556
Specialty Retail - 0.6%
Best Buy Co., Inc.	21,648	1,666,680
National Vision Holdings, Inc. (a)(b)	56,138	1,635,861
		3,302,541
Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli SpA	109,510	6,318,149
PVH Corp.	53,604	3,319,160
Tapestry, Inc.	104,438	3,512,250
		13,149,559
TOTAL CONSUMER DISCRETIONARY		48,371,959
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)(b)	9,000	3,423,870
Food Products - 2.0%
Bunge Ltd.	34,573	3,192,125
Freshpet, Inc. (a)	39,000	2,084,160
Greencore Group PLC (a)	2,073,231	2,539,929
Lamb Weston Holdings, Inc.	39,563	3,151,589
Nomad Foods Ltd. (a)	54,916	1,012,651
		11,980,454
TOTAL CONSUMER STAPLES		15,404,324
ENERGY - 11.5%
Energy Equipment & Services - 0.2%
Noble Corp. (c)	68	2,040
Oceaneering International, Inc. (a)	151,639	1,610,406
		1,612,446
Oil, Gas & Consumable Fuels - 11.3%
Canadian Natural Resources Ltd.	114,884	6,343,718
Cheniere Energy, Inc.	76,659	11,466,653
Energy Transfer LP	576,789	6,523,484
EQT Corp.	392,835	17,296,524
Golar LNG Ltd. (a)	150,502	3,366,730
Harbour Energy PLC	423,114	1,886,912
Hess Corp.	94,439	10,621,554
Imperial Oil Ltd.	134,310	6,436,769
Range Resources Corp. (a)	110,515	3,654,731
		67,597,075
TOTAL ENERGY		69,209,521
FINANCIALS - 19.1%
Banks - 7.6%
BOK Financial Corp.	62,502	5,502,051
Comerica, Inc.	67,977	5,286,571
First Horizon National Corp.	524,076	11,718,339
Huntington Bancshares, Inc.	387,206	5,145,968
M&T Bank Corp.	38,419	6,817,452
UMB Financial Corp.	46,647	4,221,554
Wintrust Financial Corp.	81,229	6,988,943
		45,680,878
Capital Markets - 2.2%
Cboe Global Markets, Inc.	16,419	2,025,776
Lazard Ltd. Class A	65,189	2,455,670
Raymond James Financial, Inc.	33,354	3,284,368
Sixth Street Specialty Lending, Inc.	157,675	3,033,667
TPG, Inc. (b)	89,462	2,551,456
		13,350,937
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	59,271	1,685,075
Insurance - 7.8%
American Financial Group, Inc.	70,200	9,384,336
American International Group, Inc.	80,926	4,189,539
Arch Capital Group Ltd. (a)	200,402	8,897,849
Assurant, Inc.	17,893	3,145,232
Beazley PLC	350,465	2,313,236
First American Financial Corp.	77,633	4,502,714
Hartford Financial Services Group, Inc.	56,529	3,644,425
Hiscox Ltd.	222,629	2,419,996
RenaissanceRe Holdings Ltd.	40,244	5,203,952
The Travelers Companies, Inc.	20,032	3,179,078
		46,880,357
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc.	307,773	6,884,882
TOTAL FINANCIALS		114,482,129
HEALTH CARE - 7.2%
Biotechnology - 0.1%
Day One Biopharmaceuticals, Inc. (a)	42,100	721,173
Health Care Equipment & Supplies - 1.4%
Butterfly Network, Inc. (a)(d)	35,568	154,365
Butterfly Network, Inc. Class A (a)(b)	591,011	2,564,988
Hologic, Inc. (a)	75,496	5,388,904
		8,108,257
Health Care Providers & Services - 4.8%
Centene Corp. (a)	86,260	8,019,592
Guardant Health, Inc. (a)	39,159	1,964,607
Henry Schein, Inc. (a)	37,600	2,964,008
LifeStance Health Group, Inc. (a)	139,989	834,334
Molina Healthcare, Inc. (a)	38,870	12,738,476
Oak Street Health, Inc. (a)(b)	85,520	2,475,804
		28,996,821
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)(b)	23,799	955,530
Pharmaceuticals - 0.7%
Recordati SpA	38,221	1,688,727
UCB SA	17,229	1,343,559
Viatris, Inc.	127,644	1,236,870
		4,269,156
TOTAL HEALTH CARE		43,050,937
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	39,171	2,220,212
Huntington Ingalls Industries, Inc.	19,372	4,200,624
Woodward, Inc.	35,479	3,714,651
		10,135,487
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	51,253	2,460,144
Building Products - 2.6%
Builders FirstSource, Inc. (a)	108,306	7,364,808
Fortune Brands Home & Security, Inc.	26,115	1,819,693
Jeld-Wen Holding, Inc. (a)	56,836	1,010,544
Owens Corning	55,810	5,175,819
		15,370,864
Commercial Services & Supplies - 0.5%
CoreCivic, Inc. (a)	153,239	1,650,384
GFL Environmental, Inc.	51,582	1,427,563
		3,077,947
Construction & Engineering - 1.3%
AECOM	108,452	7,808,544
Electrical Equipment - 2.1%
Acuity Brands, Inc.	27,635	5,040,624
Regal Rexnord Corp.	36,557	4,909,605
Sensata Technologies, Inc. PLC	54,889	2,440,914
		12,391,143
Machinery - 3.3%
Allison Transmission Holdings, Inc.	71,390	2,989,099
Donaldson Co., Inc.	98,326	5,349,918
Fortive Corp.	52,293	3,370,284
Oshkosh Corp.	44,489	3,830,503
Otis Worldwide Corp.	23,487	1,835,979
PACCAR, Inc.	29,368	2,687,759
		20,063,542
Marine - 0.1%
Goodbulk Ltd. (a)(e)	74,997	364,488
Professional Services - 1.3%
Clarivate Analytics PLC (a)	53,913	781,199
Leidos Holdings, Inc.	35,093	3,754,951
Science Applications International Corp.	32,690	3,166,680
		7,702,830
Road & Rail - 1.7%
Hertz Global Holdings, Inc. (b)	54,258	1,162,206
Knight-Swift Transportation Holdings, Inc. Class A	113,072	6,213,306
XPO Logistics, Inc. (a)	51,297	3,064,483
		10,439,995
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	80,886	4,854,778
TOTAL INDUSTRIALS		94,669,762
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.9%
Ericsson (B Shares)	270,244	2,055,543
Lumentum Holdings, Inc. (a)	38,447	3,477,916
		5,533,459
Electronic Equipment & Components - 0.9%
Fabrinet (a)	33,451	3,213,303
Keysight Technologies, Inc. (a)	11,271	1,832,665
		5,045,968
IT Services - 3.2%
Akamai Technologies, Inc. (a)	28,288	2,721,871
Concentrix Corp.	20,503	2,742,481
Euronet Worldwide, Inc. (a)	25,633	2,518,955
Verra Mobility Corp. (a)	170,419	2,810,209
WNS Holdings Ltd. sponsored ADR (a)	98,009	8,498,360
		19,291,876
Semiconductors & Semiconductor Equipment - 0.7%
SiTime Corp. (a)	13,885	2,582,332
Skyworks Solutions, Inc.	13,569	1,477,393
		4,059,725
Software - 0.7%
Aspen Technology, Inc. (a)	12,457	2,542,349
Black Knight, Inc. (a)	26,565	1,744,789
		4,287,138
TOTAL INFORMATION TECHNOLOGY		38,218,166
MATERIALS - 7.0%
Chemicals - 1.9%
Cabot Corp.	28,257	2,098,365
CF Industries Holdings, Inc.	40,840	3,899,812
LG Chemical Ltd.	4,856	2,253,241
Nutrien Ltd.	36,026	3,083,964
		11,335,382
Containers & Packaging - 1.2%
Avery Dennison Corp.	12,281	2,339,039
O-I Glass, Inc. (a)	315,265	4,637,548
		6,976,587
Metals & Mining - 3.9%
Commercial Metals Co.	109,440	4,336,013
Franco-Nevada Corp.	27,002	3,457,513
Freeport-McMoRan, Inc.	96,341	3,039,559
Lundin Mining Corp.	429,807	2,423,339
Newcrest Mining Ltd.	94,672	1,275,824
Novagold Resources, Inc. (a)	312,198	1,521,312
Steel Dynamics, Inc.	95,863	7,465,810
		23,519,370
TOTAL MATERIALS		41,831,339
REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Apartment Income (REIT) Corp.	64,913	2,943,155
Cousins Properties, Inc.	97,311	3,002,044
Equity Residential (SBI)	45,306	3,551,537
Gaming & Leisure Properties	100,640	5,232,274
Healthcare Trust of America, Inc.	249,169	6,540,686
National Retail Properties, Inc.	104,473	4,973,960
Orion Office (REIT), Inc.	6,235	68,211
Realty Income Corp.	63,850	4,724,262
Spirit Realty Capital, Inc.	88,723	3,933,978
Tanger Factory Outlet Centers, Inc.	107,576	1,750,262
VICI Properties, Inc.	156,774	5,360,103
Welltower, Inc.	19,085	1,647,799
		43,728,271
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)	22,677	4,323,824
WeWork, Inc. (a)(b)	159,258	759,661
		5,083,485
TOTAL REAL ESTATE		48,811,756
UTILITIES - 5.5%
Electric Utilities - 3.3%
Alliant Energy Corp.	91,957	5,602,940
FirstEnergy Corp.	83,116	3,416,068
IDACORP, Inc.	41,294	4,613,366
OGE Energy Corp.	156,420	6,425,734
		20,058,108
Gas Utilities - 0.7%
Atmos Energy Corp.	35,445	4,302,669
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	114,930	2,553,745
Vistra Corp.	128,841	3,330,540
		5,884,285
Multi-Utilities - 0.5%
NiSource, Inc.	96,300	2,927,520
TOTAL UTILITIES		33,172,582
TOTAL COMMON STOCKS (Cost $510,461,039)		559,214,872

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(d)(e)	19,457	644,221
HEALTH CARE - 0.2%
Biotechnology - 0.2%
National Resilience, Inc. Series B (a)(d)(e)	15,539	943,683
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (d)(e)	11,901	1,227,826
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,612,360)		2,815,730

Money Market Funds - 9.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	37,382,897	37,390,373
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	19,117,836	19,119,748
TOTAL MONEY MARKET FUNDS (Cost $56,510,121)		56,510,121

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $569,583,520)	618,540,723
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(19,147,684)
NET ASSETS - 100.0%	599,393,039

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $634,401 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,970,095 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826
Bowery Farming, Inc. Series C1	5/18/21	1,172,271
Butterfly Network, Inc.	2/12/21	355,680
National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	21,371,002	53,128,358	37,108,987	105,434	-	-	37,390,373	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	15,217,524	58,181,058	54,278,834	24,816	-	-	19,119,748	0.1%
Total	36,588,526	111,309,416	91,387,821	130,250	-	-	56,510,121

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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